Other income, net (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	[1]	Mar. 31, 2020 INR (₨)
Statement [Line Items]
Miscellaneous income, net	₨ 0		₨ 0		₨ 5
Upfront payment received	2,951	$ 40
Gain on sale of intangible assets	₨ 1,064
Bottom of range [member]
Statement [Line Items]
Additional payments receivable on achievement of milestones | $		40
Top of range [member]
Statement [Line Items]
Additional payments receivable on achievement of milestones | $		$ 70
Proprietary Products [Member]
Statement [Line Items]
Miscellaneous income, net					₨ 3,457

[1]	Rounded to the nearest million.